SCHEDULE OF SEGMENT INFORMATION ABOUT THE SEGMENTS LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue
Research and development expense	(165,758)		(164,374)
Professional services expense	(379,218)		(290,313)
Interest Expense	(570,709)		(529,603)
Interest income	11,518		71,396
Net (Loss)	(3,623,353)		(3,398,939)
Reportable Segment, Aggregation before Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenue
Employee expense	1,445,748		1,491,027
Occupancy expense	69,171		58,868
Research and development expense	224,664		230,005
Professional services expense	199,492		309,063
Warrants issued for services expense	1,116,841		855,402
Depreciation and amortization expense	23,501		26,159
Interest Expense	570,709		529,603
Office expense	41,325		55,041
Other segment expense	254,056	[1]	52,443	[2]
Interest income	(211,958)		(74,843)
Unrealized investment on gold	(110,198)		(133,829)
Segment net loss	3,623,351		3,398,939
Adjustments and reconciling items
Net (Loss)	$ 3,623,351		$ 3,398,939

[1]	Other segment items included in segment net loss include bank service charges, insurance, filing fees, meals, and other overhead expenses
[2]	Other segment items included in segment net loss include bank service charges, insurance, filing fees, meals, and other overhead expenses